Real Estate Investments (Pro Forma Information) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares
Business Combinations [Abstract]
Pro forma revenues	$ 132,005
Pro forma net income	$ 5,405
Basic and diluted pro forma net income per share (in usd per share) | $ / shares	$ 0.06
Revenues	$ 20,700
Net income (loss)	$ (3,700)